Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	At March 31,
	2018	2017	2016
	€M	€M	€M
Accruals	445.5	348.0	422.8
Indirect tax and duties	648.4	576.4	516.0
Unearned revenue	1,408.3	1,332.8	1,173.9
	2,502.2	2,257.2	2,112.7

Schedule of indirect tax and duties

	At March 31,
	2018	2017	2016
	€M	€M	€M
PAYE (payroll taxes)	15.7	9.5	12.9
Other tax (principally air passenger duty in various countries)	632.7	566.9	503.1
	648.4	576.4	516.0